ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations Liability

The following is a reconciliation of the long term asset retirement obligations liability through March 31, 2026:

Schedule of Asset Retirement Obligations Liability

Asset retirement obligations – January 1, 2025	$1,099,311

Accretion expense	7,197
Estimated liabilities recorded	-
Settlement of ARO obligation	(30,995)

Asset retirement obligations – December 31, 2025	$1,075,513

Accretion expense	1,182
Estimated liabilities recorded	-
Settlement of ARO obligation	-

Asset retirement obligations – March 31, 2026	$1,076,695

The following is a reconciliation of the asset retirement obligations liability through December 31, 2025:

Schedule of Asset Retirement Obligations Liability

Asset retirement obligations – January 1, 2024	$248,651

Accretion expense	806,381
Estimated liabilities recorded	70,949
Settlement of ARO obligation	(26,670)

Asset retirement obligations –January 1, 2025	$1,099,311

Accretion expense	7,197
Estimated liabilities recorded	-
Settlement of ARO obligation	(30,995)

Asset retirement obligations –December 31, 2025	$1,075,513